Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Oct. 31, 2018
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Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2018
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)
(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$312,392	$18,379	$294,013	$85	$292,808	$1,120	$589	$294,602
Derivative assets (3)	81,770	583	81,187	57,010	14,720	9,457	12,852	94,039
Other financial assets	3,315	3,054	261	–	244	17	–	261
	$397,477	$22,016	$375,461	$57,095	$307,772	$10,594	$13,441	$388,902

	As at October 31, 2017
	Amounts subject to offsetting and enforceable netting arrangements
				Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)
(Millions of Canadian dollars)	Gross amounts of financial assets before balance sheet offsetting	Amounts of financial liabilities offset on the balance sheet	Net amount of financial assets presented on the balance sheet	Impact of master netting agreements	Financial collateral received (2)	Net amount	Amounts not subject to enforceable netting arrangements	Total amount recognized on the balance sheet
Assets purchased under reverse repurchase agreements and securities borrowed	$239,944	$20,470	$219,474	$24	$218,970	$480	$1,503	$220,977
Derivative assets (3)	151,451	67,827	83,624	58,804	16,357	8,463	11,399	95,023
Other financial assets	2,593	1,050	1,543	–	78	1,465	62	1,605
	$393,988	$89,347	$304,641	$58,828	$235,405	$10,408	$12,964	$317,605

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $10 billion (October 31, 2017 – $12 billion) and non-cash collateral of $297 billion (October 31, 2017 – $224 billion).
(3)	Includes cash margin of $2.2 billion (October 31, 2017 – $0.6 billion) which offset against the derivative balance on the balance sheet.

Financial Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

	As at October 31, 2018
	Amounts subject to offsetting and enforceable netting arrangements
	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet		Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)			Amounts not subject to enforceable netting arrangements
(Millions of Canadian dollars)			Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount		Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$225,193	$18,379	$206,814	$85	$205,790	$939	$–	$206,814
Derivative liabilities (3)	76,877	583	76,294	57,010	11,446	7,838	13,944	90,238
Other financial liabilities	3,061	3,005	56	–		56	–	56
	$305,131	$21,967	$283,164	$57,095	$217,236	$8,833	$13,944	$297,108

	As at October 31, 2017
	Amounts subject to offsetting and enforceable netting arrangements
	Gross amounts of financial liabilities before balance sheet offsetting	Amounts of financial assets offset on the balance sheet		Amounts subject to master netting arrangements or similar agreements but do not qualify for offsetting on the balance sheet (1)			Amounts not subject to enforceable netting arrangements
(Millions of Canadian dollars)			Net amount of financial liabilities presented on the balance sheet	Impact of master netting agreements	Financial collateral pledged (2)	Net amount		Total amount recognized on the balance sheet
Obligations related to assets sold under repurchase agreements and securities loaned	$161,883	$20,470	$141,413	$24	$141,256	$133	$1,671	$143,084
Derivative liabilities (3)	145,855	67,705	78,150	58,804	10,697	8,649	13,977	92,127
Other financial liabilities	3,027	1,364	1,663	–	444	1,219	5	1,668
	$310,765	$89,539	$221,226	$58,828	$152,397	$10,001	$15,653	$236,879

(1)	Financial collateral is reflected at fair value. The amount of financial instruments and financial collateral disclosed is limited to the net balance sheet exposure, and any over-collateralization is excluded from the table.
(2)	Includes cash collateral of $11 billion (October 31, 2017 – $10 billion) and non-cash collateral of $206 billion (October 31, 2017 – $142 billion).
(3)	Includes cash margin of $2.3 billion (October 31, 2017 – $0.3 billion) which offset against the derivative balance on the balance sheet.